September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Growth Trends Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Growth Trends Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 98.64%                                                                                                $177,303,765
(Cost $164,358,749)

Advertising 0.10%                                                                                                        178,106
DoubleClick, Inc. (I)                                                                                   34,450           178,106

Application Software 1.34%                                                                                             2,405,749
Citrix Systems, Inc. (I) (L)                                                                            93,050         1,639,541
Kronos, Inc. (I)                                                                                         1,900            83,448
Macromedia, Inc. (I)                                                                                    33,800           682,760

Asset Management & Custody Banks 0.48%                                                                                   863,940
Legg Mason, Inc.                                                                                        11,000           863,940

Biotechnology 9.00%                                                                                                   16,175,725
Abgenix, Inc. (I)                                                                                      135,000         1,319,625
Amgen, Inc. (I)                                                                                         30,000         1,706,400
Charles River Laboratories International, Inc. (I)                                                      60,000         2,704,200
Genentech, Inc. (I)                                                                                     12,500           608,500
Gilead Sciences, Inc. (I)                                                                               60,000         3,878,400
Lexicon Genetics, Inc. (I)                                                                             245,000         1,484,700
Medarex, Inc. (I)                                                                                       80,000           491,200
Millennium Pharmaceuticals, Inc. (I)                                                                    65,000           722,800
Neurocrine Biosciences, Inc. (I)                                                                        70,000         3,259,900

Communications Equipment 3.38%                                                                                         6,073,329
Cisco Systems, Inc. (I)                                                                                215,450         4,494,287
McDATA Corp. (Class A) (I)                                                                              59,600           306,940
VeriSign, Inc. (I)                                                                                      72,650         1,272,102

Computer Hardware 5.15%                                                                                                9,264,601
Dell, Inc. (I)                                                                                          44,700         1,585,509
Hewlett-Packard Co.                                                                                     52,715         1,062,207
International Business Machines Corp.                                                                   75,995         6,616,885

Computer Storage & Peripherals 2.14%                                                                                   3,844,439
EMC Corp. (I)                                                                                          182,986         2,007,356
Lexmark International, Inc. (I)                                                                         20,758         1,837,083

Consumer Finance 2.35%                                                                                                 4,221,000
American Express Co.                                                                                    84,000         4,221,000

Data Processing & Outsourced Services 0.82%                                                                            1,465,438
First Data Corp.                                                                                        32,850         1,465,438

Diversified Banks 11.82%                                                                                              21,253,519
Bank of America Corp.                                                                                   61,606         5,237,126
Bank of New York Co., Inc. (The)                                                                       100,000         2,873,000
Fifth Third Bancorp                                                                                     78,000         3,850,080
Northern Trust Corp.                                                                                    10,000           401,300
State Street Corp.                                                                                      96,000         4,109,760
Wells Fargo & Co.                                                                                       83,300         4,782,253

Drug Retail 1.97%                                                                                                      3,531,850
Celgene Corp. (I)                                                                                       45,000         2,399,850
Impax Laboratories, Inc. (I)                                                                            80,000         1,132,000

Health Care Distributors 0.75%                                                                                         1,351,500
AmerisourceBergen Corp.                                                                                 25,000         1,351,500

Health Care Equipment 6.67%                                                                                           11,986,326
Boston Scientific Corp. (I)                                                                             55,000         2,104,300
Guidant Corp.                                                                                           31,000         1,714,920
Integra LifeSciences Holdings (I)                                                                       30,000           947,850
Kinetic Concepts, Inc. (I)                                                                              40,000         1,796,800
Medtronic, Inc.                                                                                         45,000         2,235,150
NuVasive, Inc. (I)                                                                                      19,437           194,564
Smith & Nephew Plc (United Kingdom)                                                                    152,545         1,539,542
Varian Medical Systems, Inc. (I)                                                                        10,000           690,100
Zimmer Holdings, Inc. (I)                                                                               10,000           763,100

Health Care Facilities 2.63%                                                                                           4,724,100
HCA, Inc.                                                                                               55,000         2,125,750
Manor Care, Inc. (I)                                                                                    45,000         1,406,250
Triad Hospitals, Inc. (I)                                                                               35,000         1,192,100

Health Care Services 2.83%                                                                                             5,094,400
Cerner Corp. (I)                                                                                        30,000         1,350,000
WebMD Corp. (I)                                                                                        460,000         3,744,400

Health Care Supplies 0.03%                                                                                                60,100
Retractable Technologies, Inc. (I)                                                                      10,000            60,100

Insurance Brokers 3.09%                                                                                                5,555,321
Benfield Group Plc (United Kingdom)                                                                     16,035            68,086
Marsh & McLennan Cos., Inc.                                                                             93,250         4,138,435
Scottish Re Group Ltd. (Cayman Islands)                                                                 32,000           652,800
Willis Group Holdings Ltd. (Bermuda)                                                                    20,000           696,000

Internet Retail 0.94%                                                                                                  1,691,928
eBay, Inc. (I)                                                                                          21,600         1,691,928

Internet Software & Services 1.11%                                                                                     1,998,484
Digital Insight Corp. (I)(L)                                                                            89,050         1,320,611
Websense, Inc. (I)(L)                                                                                   17,750           677,873

Investment Banking & Brokerage 2.47%                                                                                   4,439,410
Goldman Sachs Group, Inc. (The)                                                                         34,000         2,998,460
Lehman Brothers Holdings, Inc.                                                                          10,000           701,000
Morgan Stanley                                                                                          15,000           739,950

Leisure Facilities 0.18%                                                                                                 327,150
Imax Corp. (Canada) (I)(L)                                                                              72,700           327,150

Life & Health Insurance 0.27%                                                                                            485,100
Conseco, Inc. (I)                                                                                       26,980           485,100

Managed Health Care 2.12%                                                                                              3,811,050
Aetna, Inc.                                                                                             30,000         2,574,000
Anthem, Inc. (I)                                                                                        15,000         1,237,050

Multi-Line Insurance 4.07%                                                                                             7,323,220
American International Group, Inc.                                                                      60,000         4,239,000
Hartford Financial Services Group, Inc. (The)                                                            7,200           468,720
PartnerRe Ltd. (Bermuda)                                                                                50,000         2,615,500

Multi-Media 0.94%                                                                                                      1,684,674
Macrovision Corp. (I)                                                                                   77,850         1,684,674

Other Diversified Financial Services 2.67%                                                                             4,803,239
Citigroup, Inc.                                                                                        105,000         4,629,450
National Financial Partners Corp. (I)                                                                    5,160           173,789

Pharmaceuticals 6.97%                                                                                                 12,534,054
Abbot Laboratories                                                                                      60,000         2,361,000
Cell Genesys, Inc. (I)                                                                                  90,000           648,900
Cubist Pharmaceuticals, Inc. (I)                                                                       150,000         1,557,000
Cyress Bioscience, Inc. (I)                                                                             40,000           399,600
Pfizer, Inc.                                                                                            83,400         2,665,464
Rigel Pharmaceuticals, Inc. (I)                                                                         85,000         1,160,250
Roche Holding AG (Switzerland)                                                                          12,000         1,186,540
Shire Pharmaceuticals Group Plc American Depositary Receipts
(ADR) (United Kingdom)                                                                                  85,000         2,259,300
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                      10,000           296,000

Photographic Products 0.12%                                                                                              217,756
Lexar Media, Inc. (I)                                                                                   40,400           217,756

Property And Casualty Insurance 0.83%                                                                                  1,485,088
RenaissanceRe Holdings Ltd. (Bermuda)                                                                   16,000           848,000
Transatlantic Holdings, Inc.                                                                            11,250           637,088

Regional Banks 4.11%                                                                                                   7,390,620
J.P. Morgan Chase & Co.                                                                                 40,000         1,493,200
M&T Bank Corp.                                                                                          10,000           932,300
SouthTrust Corp.                                                                                       128,000         4,965,120

Semiconductor Equipment 1.73%                                                                                          3,106,005
Applied Materials, Inc. (I)(L)                                                                         105,950         1,797,971
KLA-Tencor Corp. (I)(L)                                                                                 26,550         1,094,126
Power Integrations, Inc. (I)                                                                            10,600           213,908

Semiconductors 3.77%                                                                                                   6,769,324
Intel Corp. (L)                                                                                        117,800         2,871,964
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) (I)(L)                                      277,926         1,978,833
Texas Instruments, Inc.                                                                                 89,945         1,918,527

Systems Software 5.82%                                                                                                10,459,399
Microsoft Corp.                                                                                        311,650         8,869,559
Symantec Corp. (I)(L)                                                                                   34,000         1,589,840

Telecommunications Equipment 5.18%                                                                                     9,308,621
American Tower Corp. (Class A) (I)(L)                                                                  102,400         1,480,704
Motorola, Inc. (L)                                                                                     144,159         2,296,453
QUALCOMM, Inc. (I)(L)                                                                                   75,000         5,181,000
RF Micro Devices, Inc. (I)(L)                                                                           59,200           350,464

Thrifts & Mortgage Finance 0.79%                                                                                       1,419,200
Fannie Mae                                                                                              20,000         1,419,200

                                                                                       Interest      Par value
Issuer, description, maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 13.20%                                                                                        $23,735,055
(Cost $23,735,055)

Joint Repurchase Agreement 1.57%                                                                                       2,821,000

Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%           $2,821         2,821,000

                                                                                                        Shares
Cash Equivalents 11.63%                                                                                               20,914,055
AIM Cash Investment Trust (T)                                                                       20,914,055        20,914,055

TOTAL INVESTMENTS 111.84%                                                                                           $201,038,820

OTHER ASSETS AND LIABILITIES, NET (11.84%)                                                                          ($21,277,428)

TOTAL NET ASSETS 100.00%                                                                                            $179,761,392


John Hancock
Growth Trends Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $188,093,804. Gross unrealized appreciation and depreciation of investments aggregated $23,230,728 and $10,285,712, respectively, resulting in net unrealized appreciation of $12,945,016.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee


Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Growth Trends Fund.

460Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004